Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data
Selected quarterly financial data for the years ended December 31, 2019 and 2018 are as follows (in millions, except per share data):

	1Q	2Q	3Q	4Q	2019
Income Statement Data
Total revenue	$3,143	$2,606	$2,379	$2,885	$11,013
Operating income	872	413	360	524	2,169
Net income from continuing operations	676	287	229	382	1,574
Income from discontinued operations, net of tax	—	—	(1)	—	(1)
Net income	676	287	228	382	1,573
Less: Net income attributable to noncontrolling interests	17	10	6	8	41
Net income attributable to Aon shareholders	$659	$277	$222	$374	$1,532
Per Share Data
Basic net income per share attributable to Aon shareholders
Continuing operations	$2.72	$1.15	$0.94	$1.59	$6.42
Discontinued operations	—	—	—	—	—
Net income	$2.72	$1.15	$0.94	$1.59	$6.42
Diluted net income per share attributable to Aon shareholders
Continuing operations	$2.70	$1.14	$0.93	$1.58	$6.37
Discontinued operations	—	—	—	—	—
Net income	$2.70	$1.14	$0.93	$1.58	$6.37

	1Q	2Q	3Q	4Q	2018
Income Statement Data
Total revenue	$3,090	$2,561	$2,349	$2,770	$10,770
Operating income	799	(16)	262	499	1,544
Net income from continuing operations	604	57	155	284	1,100
Income from discontinued operations, net of tax	6	1	(2)	69	74
Net income	610	58	153	353	1,174
Less: Net income attributable to noncontrolling interests	16	10	6	8	40
Net income attributable to Aon shareholders	$594	$48	$147	$345	$1,134
Per Share Data
Basic net income per share attributable to Aon shareholders
Continuing operations	$2.37	$0.19	$0.61	$1.14	$4.32
Discontinued operations	0.02	0.01	(0.01)	0.28	0.30
Net income	$2.39	$0.20	$0.60	$1.42	$4.62
Diluted net income per share attributable to Aon shareholders
Continuing operations	$2.35	$0.19	$0.61	$1.13	$4.29
Discontinued operations	0.02	—	(0.01)	0.28	0.30
Net income	$2.37	$0.19	$0.60	$1.41	$4.59